Entity-Wide Information	12 Months Ended
Dec. 31, 2022
Entity Wide Information [Abstract]
Entity-Wide Information
Note 16 - Entity-Wide Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from sales to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
China	141,959	147,651	66,428
Asia Pacific	63,455	45,571	49,966
United States	54,741	28,641	9,847
Korea	43,256	31,709	21,161
Europe	17,498	16,087	8,457

	320,909	269,659	155,859